CAPITAL MANAGEMENT - Distributions (Details) - $ / shares	1 Months Ended	11 Months Ended
	Dec. 31, 2023	Nov. 30, 2023
Disclosure of objectives, policies and processes for managing capital [abstract]
Distribution (per stapled unit)	$ 0.2750	$ 0.2667